Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	¥ 682,292,979	$ 97,965,853	¥ 933,791,519	¥ 766,013,586
COST OF REVENUES	(539,246,590)	(77,426,785)	(684,223,832)	(596,578,700)
GROSS PROFIT	143,046,389	20,539,068	249,567,687	169,434,886
OPERATING EXPENSES
Selling expenses	(5,932,506)	(851,809)	(10,603,800)	(3,746,873)
General and administrative expenses	(44,935,678)	(6,452,012)	(65,815,883)	(34,294,568)
Research and development expenses	(341,611,729)	(49,049,727)	(155,578,474)	(84,957,626)
Provision for doubtful accounts	(4,452,821)	(639,351)	(138,379,533)	(1,156,935)
Stock compensation expenses	(6,447,471)	(925,749)	(10,582,557)	(191,418,458)
Impairment loss for goodwill	(35,493,300)	(5,096,244)	(131,194,659)	(7,276,957)
Impairment loss from long-lived assets	(13,713,235)	(1,968,991)	(4,308,822)
Change in fair value of business acquisition payable			3,239,892
Change in fair value of warrant liability	832,355	119,512
Total operating expenses	(451,754,385)	(64,864,371)	(513,223,836)	(322,851,417)
LOSS FROM OPERATIONS	(308,707,996)	(44,325,303)	(263,656,149)	(153,416,531)
OTHER INCOME (EXPENSE)
Investment income (loss)	(88,267,543)	(12,673,742)	2,491,671	12,284,332
Income from unconsolidated subsidiary	1,826,318	262,229	721,439	7,285
Interest income	3,733,002	535,997	3,365,198	476,234
Finance expenses, net	(2,253,132)	(323,512)	(7,073,809)	(3,818,949)
Other income, net	3,889,022	558,398	4,042,172	2,414,387
Gain from disposal of subsidiary	8,952,752	1,285,465	5,781,318
Gain (loss) from disposal of equity interest	387,632	55,657	(901,526)
Total other (expenses) income, net	(71,731,949)	(10,299,508)	8,426,463	11,363,289
LOSS BEFORE INCOME TAXES	(380,439,945)	(54,624,811)	(255,229,686)	(142,053,242)
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current	(135,968)	(19,523)	(2,189,629)	(4,487,629)
Deferred	3,758,877	539,712	3,024,851	1,582,948
Total (provision for) benefit of income tax	3,622,909	520,189	835,222	(2,904,681)
NET LOSS	(376,817,036)	(54,104,622)	(254,394,464)	(144,957,923)
Less: Net income (loss) attributable to non-controlling interests	(19,085,943)	(2,740,422)	(18,421,285)	6,209,945
NET LOSS ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	(357,731,093)	(51,364,200)	(235,973,179)	(151,167,868)
NET LOSS	(376,817,036)	(54,104,622)	(254,394,464)	(144,957,923)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	41,795,213	6,001,093	(19,852,192)	(38,876,201)
COMPREHENSIVE LOSS	(335,021,823)	(48,103,529)	(274,246,656)	(183,834,124)
Less: Comprehensive income (loss) attributable to non-controlling interests	(24,694,512)	(3,545,719)	(18,737,271)	5,865,631
COMPREHENSIVE LOSS ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ (310,327,311)	$ (44,557,810)	¥ (255,509,385)	¥ (189,699,755)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	172,273,032	172,273,032	167,057,820	129,439,604
LOSS PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (2.08)	$ (0.3)	¥ (1.41)	¥ (1.17)
Products
OPERATING REVENUES
Total operating revenues	¥ 200,613,602	$ 28,804,756	¥ 449,019,437	¥ 395,195,137
Services
OPERATING REVENUES
Total operating revenues	¥ 481,679,377	$ 69,161,097	¥ 484,772,082	¥ 370,818,449